Restatements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Restatements

Note 2. Restatements

Restatement

This Note 2 to the consolidated financial statements discloses the nature of the restatements and adjustments and shows the impact of the restatements on revenues, expenses, income, assets, liabilities, equity, and cash flows from operating activities, investing activities, and financing activities, and the cumulative effects of these adjustments on the consolidated statement of operations, balance sheet, and cash flows for 2014. In addition, this Note shows the effects of the adjustment to opening retained earnings as of January 1, 2014, which adjustment reflects the impact of the restatement on periods prior to 2014.

The annual impact on 2014 was a reduction in pre-tax income and net income of $10,807 million.

Description of Restatement Matters and Restatement Adjustment

In preparing the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015, the Company identified six non-cash errors: (1) in the way the Company had accounted for the fair value and classification of its “earnout shares”, (2) in the classification and presentation of deferred tax assets and liabilities, (3) in the classification of its shipping and handling costs, (4) in the presentation of related party revenue on consolidated statements of operations and comprehensive income, (5) in the classification of purchases and sales of investments in the consolidated statements of cash flows, and (6) earnings per share.

A description of each of the restatement adjustments is provided below:

(a) The Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares (“Earnout Shares”) to be held in escrow and to be released after the closing based on the Company’s achievement of specified share price targets or targets based on Tecnoglass Holding’s net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income (“EBITDA”) in the fiscal years ending December 31, 2014, 2015 or 2016. The following table sets forth the targets and the number of Earnout Shares issuable upon the achievement of such targets:

	Ordinary Share	EBITDA Target		Number of Earnout Shares
	Price Target	Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/14	$12.00 per share	$30,000	$36,000	416,667	500,000
Fiscal year ending 12/31/15	$13.00 per share	$35,000	$40,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000	$45,000	1,333,333	1,500,000

Prior to December 31, 2015, the earnout shares were accounted for within equity at par value. In accordance with ASC 815 — Derivatives and hedging , the earnout shares are not considered indexed to the Company’s own stock and therefore should have been accounted for as a liability with fair value changes being recorded in the consolidated statements of operations and comprehensive income.

(b) Deferred tax assets and liabilities — The Company was presenting deferred tax assets and liabilities gross on the balance sheet as at December 31, 2014. Per ASC 740 — Income Taxes, for a particular tax-paying component of an entity and within a particular tax jurisdiction, all current deferred tax liabilities and assets shall be offset and presented as a single amount and all noncurrent deferred tax liabilities and assets shall be offset and presented as a single amount. The deferred tax assets and liabilities have been reclassified on the consolidated balance sheet as at December 31, 2014.

(c) Shipping and handling costs — For the year ended December 31, 2015, the Company records and presents shipping and handling costs in selling expenses whereas in prior financial statements these expenses had been partially reported in cost of sales. The amounts of shipping and handling costs have been reclassified in the consolidated statements of operations and comprehensive income for the year ended December 31, 2014.

(d) Related party revenue — In accordance with Rule 4-08 (k) of Regulation S-X related party revenue should be presented in the statements of operations and other comprehensive income. These amounts were included as part of total Operating Revenues in 2014. Related party revenue has now been separately presented in the consolidated statements of operations and comprehensive income.

(e) Cash flow from investing activities — Cash flows from the sale and purchase of investments were being netted within cash flow from investing activities amounting to $1,518. The Company is now presenting the sales and purchases of investments on a gross basis within cash flow from investing activities. This did not result in a change in total cash flow from investing activities in 2014.

(f) Earnings per share — For the year ended December 31, 2014, the company presented a diluted weighted average number of common shares outstanding for the calculation of diluted earnings per share that did not include the dilutive effect of earnout shares contingently issuable upon achievement of certain specified EBITDA targets or market share price. This resulted in the inclusion of 500,000 additional dilutive shares included in the calculation of diluted earnings per share.

The following analysis includes the financial statements as originally reported and as adjusted and takes into account the following adjustments:

Consolidated Balance Sheets

	December 31, 2014
	As reported	Adjustment	As Restated	Reference
ASSETS
Current assets:
Cash	$15,930	—	$15,930
Investments	1,209	—	1,209
Trade accounts receivable, net	44,955	(237)	44,718
Unbilled receivables on uncompleted contracts	9,931	—	9,931
Due from related parties	28,327	237	28,564
Other assets	5,508	—	5,508
Deferred income taxes	5,373	(5,373)	0	b
Inventories	28,965	—	28,965
Prepaid expenses	1,298	—	1,298
Total current assets	141,496	(5,373)	136,123	b
Long term assets:
Property, plant and equipment, net	103,980	—	103,980
Long term receivables from related parties	4,220	—	4,220
Goodwill and Intangible assets	1,474	—	1,474
Deferred income taxes	0	5	5	b
Other long term assets	4,721	—	4,721
Total long term assets	114,395	5	114,400	b
Total assets	$255,891	(5,368)	$250,523	b

	December 31, 2014
	As reported	Adjustment	As Restated	Reference
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities and shareholders’ equity
Current liabilities
Short-term debt and current portion of long-term debt	$54,925	—	$54,925
Note payable to shareholder	80	—	80
Trade accounts payable	33,493	(543)	32,950
Due to related parties	1,456	543	1,999
Taxes payable	7,930	—	7,930
Deferred income taxes	8,416	(5,368)	3,048	b
Labor liabilities	954	—	954
Earnout share liability	—	5,075	5,075	a
Current portion of customer advances on uncompleted contracts	5,782	—	5,782
Total current liabilities	113,036	(293)	112,743
		—
Warrant liability	19,991	—	19,991
Earnout share liability	—	23,986	23,986	a
Customer advances on uncompleted contracts	8,333	—	8,333
Long-term debt	39,273	—	39,273
Total long term liabilities	67,597	23,986	91,583	a, b
Total liabilities	$180,633	23,693	$204,326	a, b
Commitments and contingencies	—		—
Shareholders’ equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2015 and 2014	$—		$—
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 26,895,636 and 24,801,132 shares issued and outstanding at December 31, 2015 and 2014, respectively	2	—	2
Legal reserves	1,367	—	1,367
Additional paid capital	46,514	(20,374)	26,140	a
Retained earnings	38,806	(8,687)	30,119	a
Accumulated other comprehensive income	-11,431	—	-11,431
Total shareholders’ equity	75,258	(29,061)	46,197	a
Total liabilities and shareholders’ equity	$255,891	(5,368)	$250,523	a, b

Consolidated Statement of Operations

	Years ended December 31, 2014
	As reported	Adjustment	As Restated	Reference
Operating revenue:
Customers	$197,452	(47,630)	$149,822	d
Related Parties	—	47,630	47,630	d
Total Operating Revenue	197,452	—	197,452
Cost of sales	136,021	(4,865)	131,156	c
Gross profit	61,431	4,865	66,296
Operating expenses:
Selling	17,872	4,865	22,737	c
General and administration	16,327	—	16,327
Operating expenses	34,199	4,865	39,064
Operating income	27,232	—	27,232
Change in fair value of warrant liability	(1,711)	—	(1,711)
Change in fair value of earnout shares liability	—	(10,807)	(10,807)	a
Non-operating income, net	12,235	—	12,235
Interest expense	(8,900)	—	(8,900)
Income before taxes	28,856	(10,807)	18,049	a
Income tax provision	8,538	—	8,538
Net (loss) income	$20,318	(10,807)	$9,511
Comprehensive income:
Net (loss) income	$20,318	(10,807)	$9,511
Foreign currency translation adjustments	(16,001)	—	(16,001)
Total comprehensive (loss) income	$4,317	(10,807)	$(6,490)
Basic income per share	$0.83	(0.44)	$0.39
Diluted income per share	$0.73	(0.39)	$0.34
Basic weighted average common shares outstanding	24,347,620	—	24,347,620
Diluted weighted average common shares outstanding	27,737,679	500,000	28,237,679	f

Consolidated Statement of Cash Flows

	Years ended December 31, 2014
	As reported	Adjustment	As Restated	Reference
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$20,318	(10,807)	$9,511
Adjustments to reconcile net income to net cash provided by (used in) operating activities:		—
Provision for bad debts	20	—	20
Provision for obsolete inventory	(1,036)	—	(1,036)
Change in fair value of investments held for trading	168	—	168
Depreciation and amortization	8,542	—	8,542
Loss on disposition of assets	1,300	—	1,300
Change in value of derivative liability	(25)	—	(25)
Change in value of Earnout Shares liability	—	10,807	10,807	a
Change in fair value of warrant liability	1,711	—	1,711
Deferred income taxes	(915)	—	(915)
Changes in operating assets and liabilities, net of effects from acquisitions:
Trade Accounts Receivable	(5,002)	—	(5,002)
Deferred income taxes	466	—	466
Inventories	(10,696)	—	(10,696)
Prepaid expenses	(761)	—	(761)
Other assets	1,852	—	1,852
Trade accounts payable	11,846	—	11,846
Taxes payable	4,465	—	4,465
Labor liabilities	530	—	530
Related parties	(19,132)	—	(19,132)
Advances from customers	(18,461)	—	(18,461)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(4,810)	—	(4,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	825	1,518	2,343	e
Proceeds from sale of property and equipment	3,609	—	3,609
Purchase of investments	400	(1,518)	(1,118)	e
Acquisition of property and equipment	(24,848)	—	(24,848)
Restricted cash	3,633	—	3,633
CASH USED IN INVESTING ACTIVITIES	(16,381)	—	(16,381)

	Years ended December 31, 2014
	As reported	Adjustment	As Restated	Reference
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	$87,109	—	$87,109
Proceeds from the sale of common stock	1,000	—	1,000
Proceeds from the exercise of warrants	821	—	821
Repayments of debt and capital leases	(77,924)	—	(77,924)
Merger proceeds held in trust	22,519	—	22,519
CASH PROVIDED BY FINANCING ACTIVITIES	33,525	—	33,525
Effect of exchange rate changes on cash and cash equivalents	730	—	730
		—
NET INCREASE IN CASH	13,064	—	13,064
CASH – Beginning of year	2,866	—	2,866
CASH – End of year	$15,930	—	$15,930
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
Interest	$7,451	—	$7,451
Taxes	$3,101	—	$3,101
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under capital lease and financial obligations	$27,778	—	$27,778
Assets acquired with issuance of common stock	$4,000	—	$4,000